Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay versus Performance

As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of the Company. Fair value amounts below are computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under generally accepted accounting principles. Total shareholder return has been calculated in a manner consistent with Item 402(v) of Regulation S-K.

The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how we or our Compensation Committee views the link between company performance and our named executive officers’ (“NEO”) pay. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown.

The “Compensation Actually Paid”, which is presented in the table below, is defined by the SEC and does not reflect amounts actually paid, earned or received by our named executive officers. A significant portion of the “Compensation Actually Paid” amounts shown relate to changes in values of unvested awards over the course of the applicable reporting year. Any unvested awards remain subject to significant risk from forfeiture conditions and possible future declines in value based on changes in our share price. The ultimate values actually realized by our named executive officers from unvested equity awards, if any, cannot be determined until the awards fully vest and are exercised or settled, as the case may be.

Year	Summary Compensation Table Total for PEO ($)(1)(2)	Compensation Actually Paid to PEO ($)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)(4)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(5)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return ($)(6)	Net Loss ($)
2024	$700,000	$(5,405,004)	$499,066	$(2,913,991)	$90.67	$(3,702,216)
2023	$6,741,086	$7,619,088	$3,753,166	$4,047,723	$402.00	$(3,060,433)
2022	$293,625	$328,380	$3,695,835	$3,756,565	$111.11	$(12,127,068)

(1)
The values reflected in this column reflect the “Total” compensation set forth in the Summary Compensation Table (“SCT”) set forth in the Company’s most recently filed Form 10-K. See the footnotes to the SCT for further detail regarding the amounts in this column.
(2)
For all years in question, our Principal Executive Officer (“PEO”) was the Company’s Chief Executive Officer, Claudia Goldfarb.
(3)
The following table sets forth the adjustments made in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	-	-	-	(5,401,026)	(703,978)	-	-	(6,105,004)
2023	(6,296,586)	6,296,586	-	501,229	376,773	-	-	878,002
2022	-	-	-	23,880	10,875	-	-	34,755

(4)
During 2022, 2023 and 2024, our remaining NEOs consisted of Ira Goldfarb (Executive Chairman), Brad Burke (Former Chief Financial Officer), Keith Terreri (Former Chief Financial Officer) and Brendon Fischer (Interim Chief Financial Officer).
(5)
The following table sets forth the adjustments made during 2024, 2023 and 2022 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and "Option Awards" Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	(14,450)	14,450	-	(3,026,916)	(386,141)	-	-	(3,413,057)
2023	(2,408,016)	2,438,796	-	168,966	125,591	(30,780)	-	294,557
2022	(36,346)	-	27,445	9,165	60,466	-	-	60,730

(6)
Total shareholder return is calculated for each year based on a fixed investment of $100 from the beginning of the earliest year in the table (December 31, 2022) through the end of each applicable year in the table, assuming reinvestment of dividends.

Named Executive Officers, Footnote	For all years in question, our Principal Executive Officer (“PEO”) was the Company’s Chief Executive Officer, Claudia Goldfarb.
PEO Total Compensation Amount	$ 700,000	$ 6,741,086	$ 293,625
PEO Actually Paid Compensation Amount	$ (5,405,004)	7,619,088	328,380
Adjustment To PEO Compensation, Footnote
(3)
The following table sets forth the adjustments made in the Pay Versus Performance Table to arrive at compensation “actually paid” to our PEO:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	-	-	-	(5,401,026)	(703,978)	-	-	(6,105,004)
2023	(6,296,586)	6,296,586	-	501,229	376,773	-	-	878,002
2022	-	-	-	23,880	10,875	-	-	34,755

Non-PEO NEO Average Total Compensation Amount	$ 499,066	3,753,166	3,695,835
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,913,991)	4,047,723	3,756,565
Adjustment to Non-PEO NEO Compensation Footnote
(5)
The following table sets forth the adjustments made during 2024, 2023 and 2022 in the Pay Versus Performance Table to arrive at the average compensation “actually paid” to our non-PEO NEOs:

Adjustments to Determine Compensation “Actually Paid” for PEO	Deduction for Amounts Reported under the “Stock Awards” and "Option Awards" Column in the SCT	Increase for Fair Value of Awards Granted during the year that Remain Unvested as of Year End	Increase for Fair Value of Awards Granted during the year that Vest during year	Increase/deduction for Change in Fair Value from prior Year-end to current Year-end of Awards Granted Prior to year that were Outstanding and Unvested as of Year-end	Increase /deduction for Change in Fair Value from Prior Year-end to Vesting Date of Awards Granted Prior to year that Vested during year	Deduction of Fair Value of Awards Granted Prior to year that were Forfeited or Modified during year	Dollar Value of Dividends or other Earnings Paid on Stock Awards prior to Vesting Date not otherwise included in Total Compensation	Total Adjustments
2024	(14,450)	14,450	-	(3,026,916)	(386,141)	-	-	(3,413,057)
2023	(2,408,016)	2,438,796	-	168,966	125,591	(30,780)	-	294,557
2022	(36,346)	-	27,445	9,165	60,466	-	-	60,730

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 90.67	402	111.11
Net Income (Loss)	$ (3,702,216)	$ (3,060,433)	$ (12,127,068)
PEO Name	Claudia Goldfarb	Claudia Goldfarb	Claudia Goldfarb
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (6,105,004)	$ 878,002	$ 34,755
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(6,296,586)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		6,296,586
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,401,026)	501,229	23,880
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(703,978)	376,773	10,875
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,413,057)	294,557	60,730
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(14,450)	(2,408,016)	(36,346)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	14,450	2,438,796
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,026,916)	168,966	9,165
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (386,141)	125,591	60,466
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 27,445
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (30,780)